UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    October 7, 2003

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,540       83,211 SH                20,000   0     0
Agere Systems Cl B   COM             00845v 20 9       32       11,128 SH                 2,336
Agilent Technologies COM             00846u 10 1      551       24,935 SH                 4,773   0     0
American InternationaCOM             026874 10 7    1,817       31,505 SH                 6,700   0     0
Anheuser Busch       COM             035229 10 3    4,342       88,004 SH                24,600   0     0
AOL Time Warner      COM             00184A 10 5    1,164       77,063 SH                14,050   0     0
AT&T Wireless Serv.  COM 	     00209A 10 6      178       21,813 SH                 5,453   0     0
Atrix Labs Inc       COM             04962L 10 1      206       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,231       62,236 SH                19,000   0     0
Bank of America Corp COM             060505 10 4      269        3,453 SH                     0   0     0
Baxter International COM             071813 10 9    2,101       72,316 SH                 7,514   0     0
Becton Dickinson & CoCOM             075887 10 9    2,641	    73,133 SH                12,000   0     0
Bell South           COM             079860 10 2      872       36,831 SH                 8,800   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,253          502 SH                   285   0     0
Boeing               COM             097023 10 5    1,537       44,789 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,274      101,525 SH                43,786   0     0
Bristol Myers Squibb COM             110122 10 8    2,264       88,237 SH                12,700   0     0
Cadbury Schweppes PLCADR             127209 30 2    1,802       71,840 SH                 9,686   0     0
Cardinal Health Inc. COM             14149y 10 8    1,681       28,794 SH                11,203   0     0
ChevronTexaco        COM             166764 10 0    1,954       27,348 SH                 7,727   0     0
Cisco Systems        COM             17275R 10 2    2,380      121,832 SH                27,350   0     0
Coca Cola Company    COM             191216 10 0    1,883       43,834 SH                10,200   0     0
Comcast Corp Spl Cl ACOM             200300 20 0      517       17,525 SH                   600   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,202       38,928 SH                10,086   0     0
ConocoPhillips       COM             20825C 10 4    1,266       23,132 SH                10,400   0     0
Corning Inc          COM             219350 10 5      653       69,358 SH                11,550   0     0
Costco Companies Inc.COM             22160Q 10 2    1,702       54,769 SH                 8,500   0     0
Diebold Inc          COM             253651 10 3      335        6,625 SH                     0   0     0
Disney               COM             254687 10 6    1,119       55,490 SH                 4,310   0     0
Dow Jones            COM             260561 10 5      942       19,904 SH                 6,200   0     0
DuPont               COM             263534 10 9      677       16,936 SH                 4,027   0     0
EMC Corp             COM             268648 10 2      256       20,300 SH                     0   0     0
Eli Lilly            COM             532457 10 8    4,033       67,908 SH                13,450   0     0
Emerson Electric     COM             291011 10 4    1,240       23,555 SH                 5,450   0     0
Exxon Mobil Corp     COM             30231G 10 2    1,981       54,130 SH                13,242   0     0
Gannett              COM             364730 10 1    3,108       40,085 SH                 5,400   0     0
General Electric     COM             369604 10 3    3,006      100,854 SH                30,100   0     0
General Mills	     COM             370334 10 4    1,143       24,300 SH                 5,300   0     0
Golden West FinancialCOM             381317 10 6      501        5,600 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    2,575      133,037 SH                30,550   0     0
Home Depot Inc.      COM             437076 10 2    1,375       43,202 SH                 9,000   0     0
Hubbell Inc Class A  CL  A           443510 10 2      522       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      419       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1       71       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    5,906      214,718 SH                22,900   0     0
Intl Business MachineCOM             459200 10 1    6,097       69,027 SH                12,600   0     0
J.P. Morgan Chase    COM             46625H 10 0      212        6,200 SH                 6,200   0     0
Jacobson Stores      COM             469834 10 5        7       69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,095      102,902 SH                29,509   0     0
Kroger Company       COM             501044 10 1      817       45,758 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      796       20,600 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8      963       96,663 SH                     0   0     0
Lucent Technologies  COM             549463 10 7       81       37,572 SH                 7,445   0     0
Masco Corp           COM             574599 10 6    2,624      107,228 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,756      100,524 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      651       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,361       46,658 SH                20,740   0     0
Microsoft Corp.      COM             594918 10 4    1,730       62,268 SH                 8,600   0     0
Minnesota Mining     COM             604059 10 5    1,432       20,740 SH                 7,400   0     0
Motorola             COM             620076 10 9    1,787      149,359 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    2,545       58,580 SH                 5,000   0     0
Oracle Corp	     COM             68389X 10 5      210 	    18,748 SH                     0   0     0
Park Electrochemical COM             700416 20 9      264       11,631 SH		      3,965   0     0
Pepsico Inc          COM             713448 10 8    5,200      113,467 SH                24,700   0     0
Pfizer Inc           COM             717081 10 3    9,324      306,932 SH                62,600   0     0
Procter & Gamble     COM             742718 10 9    3,183       34,300 SH                 5,800   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4      441        9,988 SH                 2,500   0     0
S B C Communications COM             78387G 10 3    1,897       85,748 SH                 9,400   0     0
Schlumberger         COM             806857 10 8    1,884       38,940 SH                 5,400   0     0
Servicemaster        COM             81760N 10 9      185       18,095 SH                     0   0     0
Snap On Tools        COM             833034 10 1      923       33,410 SH                 2,000   0     0
Target Corporation   COM             87612e 10 6    2,921       77,625 SH                15,600   0     0
Tribune Co           COM             896047 10 7    2,098       45,719 SH                13,700   0     0
Tribune / AOL        PFD CV 2%       896047 30 5      656        8,110 SH                 2,000   0     0
U S T Inc            COM             902911 10 6      604       17,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8    1,082       18,605 SH                 2,700   0     0
United Parcel ServiceCOM	     911312 10 6    2,154       33,770 SH 		      5,675   0     0
Unocal               COM             915289 10 2      246        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    2,644       81,523 SH                21,070   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,050      101,261 SH                16,550   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,017       18,225 SH                     0   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,396       46,526 SH                 6,400   0     0
Wyeth                COM	     983024 10 0    4,026  	    87,331 SH  	 	     17,200   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      504      400,000 PRN                  350   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2    1,120    1,205,000 PRN                  600   0     0